Summary of principal accounting policies - Fair value of financial instruments (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Impairment of equity method investments	¥ 0	¥ 0	¥ 0